Quarterly Report
October 31, 2021
MFS®  Equity Income Fund
EQI-Q1

Portfolio of Investments
10/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.0%
Aerospace & Defense – 0.7%
Honeywell International, Inc.	10,758	$2,351,914
Alcoholic Beverages – 0.2%
Kirin Holdings Co. Ltd.	34,400	$598,826
Automotive – 0.2%
Magna International, Inc.	8,452	$687,510
Biotechnology – 0.3%
Gilead Sciences, Inc.	16,345	$1,060,464
Brokerage & Asset Managers – 0.3%
Invesco Ltd.	32,971	$837,793
Business Services – 1.1%
Accenture PLC, “A”	5,244	$1,881,495
Cognizant Technology Solutions Corp., “A”	22,079	1,724,149
		$3,605,644
Cable TV – 2.2%
Comcast Corp., “A”	134,779	$6,931,684
Computer Software – 8.2%
Microsoft Corp.	78,210	$25,936,000
Computer Software - Systems – 5.7%
Apple, Inc.	75,980	$11,381,804
Hitachi Ltd.	80,200	4,624,832
Samsung Electronics Co. Ltd.	22,233	1,332,023
SS&C Technologies Holdings, Inc.	9,836	781,667
		$18,120,326
Consumer Products – 0.3%
Kimberly-Clark Corp.	8,415	$1,089,658
Electrical Equipment – 0.6%
Johnson Controls International PLC	7,392	$542,351
Schneider Electric SE	7,072	1,217,292
		$1,759,643
Electronics – 4.4%
Intel Corp.	98,423	$4,822,727
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,900	3,627,030
Texas Instruments, Inc.	28,945	5,426,609
		$13,876,366
Energy - Independent – 1.8%
Valero Energy Corp.	72,933	$5,639,909
Food & Beverages – 2.6%
General Mills, Inc.	21,931	$1,355,336
J.M. Smucker Co.	35,752	4,392,490
PepsiCo, Inc.	14,878	2,404,285
		$8,152,111

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.3%
Wal-Mart Stores, Inc.	27,059	$4,043,156
Forest & Paper Products – 0.7%
Weyerhaeuser Co., REIT	58,657	$2,095,228
Health Maintenance Organizations – 1.9%
Cigna Corp.	28,729	$6,136,802
Insurance – 4.1%
Equitable Holdings, Inc.	60,053	$2,011,776
Everest Re Group Ltd.	4,730	1,236,895
Fairfax Financial Holdings Ltd.	3,584	1,451,584
Manulife Financial Corp.	173,370	3,378,981
MetLife, Inc.	77,223	4,849,604
		$12,928,840
Internet – 4.4%
Alphabet, Inc., “A” (a)	3,475	$10,289,197
Facebook, Inc., “A” (a)	11,016	3,564,447
		$13,853,644
Leisure & Toys – 2.0%
Activision Blizzard, Inc.	26,282	$2,054,990
Brunswick Corp.	11,121	1,035,254
Nintendo Co. Ltd.	4,000	1,768,414
Polaris, Inc.	13,858	1,592,977
		$6,451,635
Machinery & Tools – 4.5%
AGCO Corp.	28,563	$3,490,684
Eaton Corp. PLC	59,811	9,854,461
Regal Beloit Corp.	6,903	1,051,534
		$14,396,679
Major Banks – 11.5%
Bank of America Corp.	181,210	$8,658,214
Bank of Nova Scotia	13,860	908,694
BNP Paribas	41,179	2,756,209
Goldman Sachs Group, Inc.	18,719	7,737,499
JPMorgan Chase & Co.	48,047	8,162,705
Toronto-Dominion Bank	17,555	1,274,354
UBS Group AG	225,937	4,107,385
Wells Fargo & Co.	59,424	3,040,132
		$36,645,192
Medical & Health Technology & Services – 2.0%
McKesson Corp.	26,903	$5,592,596
Omega Healthcare Investors, Inc., REIT	24,190	710,218
		$6,302,814
Metals & Mining – 1.9%
Glencore PLC	510,867	$2,553,636
Rio Tinto PLC	56,514	3,527,194
		$6,080,830
Natural Gas - Distribution – 0.7%
UGI Corp.	52,386	$2,274,076

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 3.9%
Enbridge, Inc.	108,780	$4,556,525
Enterprise Products Partners LP	237,770	5,392,623
ONEOK, Inc.	19,106	1,215,524
Plains All American Pipeline LP	107,808	1,091,017
		$12,255,689
Other Banks & Diversified Financials – 1.2%
Citigroup, Inc.	55,815	$3,860,165
Pharmaceuticals – 8.7%
Bayer AG	46,019	$2,589,145
Eli Lilly & Co.	13,398	3,413,274
Johnson & Johnson	40,093	6,530,348
Merck & Co., Inc.	95,294	8,390,637
Novartis AG	13,947	1,152,196
Roche Holding AG	14,454	5,589,164
		$27,664,764
Real Estate – 4.6%
EPR Properties, REIT	30,434	$1,528,091
Extra Space Storage, Inc., REIT	31,955	6,306,958
National Retail Properties, Inc., REIT	33,274	1,509,309
National Storage Affiliates Trust, REIT	17,541	1,095,611
Public Storage, Inc., REIT	3,525	1,170,935
Spirit Realty Capital, Inc., REIT	59,672	2,919,751
		$14,530,655
Restaurants – 1.8%
Starbucks Corp.	54,586	$5,789,937
Specialty Stores – 4.0%
Amazon.com, Inc. (a)	1,317	$4,441,490
Home Depot, Inc.	13,171	4,896,188
Target Corp.	13,179	3,421,532
		$12,759,210
Tobacco – 2.2%
British American Tobacco PLC	38,846	$1,353,789
Japan Tobacco, Inc.	111,500	2,186,955
Philip Morris International, Inc.	35,263	3,333,764
		$6,874,508
Trucking – 1.6%
United Parcel Service, Inc., “B”	24,353	$5,198,635
Utilities - Electric Power – 3.4%
CenterPoint Energy, Inc.	72,847	$1,896,936
Edison International	32,291	2,032,072
Exelon Corp.	112,467	5,982,120
NRG Energy, Inc.	20,120	802,587
		$10,713,715
Total Common Stocks		$301,504,022

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 3.1%
Medical Equipment – 3.1%
Boston Scientific Corp., 5.5%	37,863	$4,431,485
Danaher Corp., 4.75%	2,555	5,327,814
Total Convertible Preferred Stocks		$9,759,299
Preferred Stocks – 0.6%
Computer Software - Systems – 0.6%
Samsung Electronics Co. Ltd.	36,872	$2,023,857
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.04% (v)	3,136,908	$3,136,908

Other Assets, Less Liabilities – 0.3%		905,816
Net Assets – 100.0%		$317,329,902
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,136,908 and $313,287,178, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$260,021,583	$—	$—	$260,021,583
Canada	12,257,648	—	—	12,257,648
Switzerland	10,848,745	—	—	10,848,745
Japan	2,186,955	6,992,072	—	9,179,027
United Kingdom	7,434,619	—	—	7,434,619
France	3,973,501	—	—	3,973,501
Taiwan	3,627,030	—	—	3,627,030
South Korea	—	3,355,880	—	3,355,880
Germany	2,589,145	—	—	2,589,145
Mutual Funds	3,136,908	—	—	3,136,908
Total	$306,076,134	$10,347,952	$—	$316,424,086
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,365,969	$11,846,165	$12,075,226	$—	$—	$3,136,908
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$370	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.